Impairment and onerous contracts	12 Months Ended
Dec. 31, 2018
Impairment and onerous contracts
Impairment and onerous contracts

20.   Impairment and onerous contracts

The impairment losses (reversals) recognized in the year are presented below:

		Income statement
		Impairment (reversals)
Segments by class of assets	Assets or cash-generating unit	2018	2017	2016
Property, plant and equipment and intangible
Iron ore	North system	—	—	(160)
Coal	Australia	—	—	27
Base metals – nickel	Stobie (VCL)	—	133	—
Base metals – nickel	Newfoundland (VNL)	—	—	631
Base metals – nickel	Nouvelle Caledonie (VNC)	—	—	284
Several segments	Other assets	184	138	135
Impairment of non-current assets		184	271	917
Onerous contracts		393	—	257
Impairment of non-current assets and onerous contracts		577	271	1,174

a) Impairment of non‑financial assets

The Company has carried out an impairment test for the assets for which triggering event was identified. The recoverable amount is assessed by reference to the higher of value in use (“VIU”) and fair value less costs of disposal (“FVLCD”).

The recoverable amount of each Cash Generating Unit (“CGU”) under the impairment testing was assessed using FVLCD model, through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy.

The cash flows were discounted using a post-tax discount rate ranging from 6% to 10%, which represents an estimate of the rate that a market participant would apply having regard to the time value of money and the risks specific to the asset. The Company used its weighted average cost of capital (“WACC”) as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGU operates.

Iron ore and pellets - During 2018, the Company did not identify any changes in the circumstances or indicators that would require reassessment of the carrying amount of the iron ore and pellets CGUs. Of the total goodwill (note 18), US$1,841 is allocated to the group of ferrous mineral CGUs. The impairment analysis based on FVLCD model demonstrates that there was no impairment loss in relation to the individual CGUs or goodwill.

In 2016, based on the market circumstances, the Company decided to resume Nortés system pelletizing plant, based on the studies carried out by management that demonstrated its economic feasibility. Accordingly, the Company reversed the full impairments of US$160 recorded in 2013 and 2015.

Coal - Based on the 2018 impairment triggering assessment, the Company has identified trigger of impairment in the Mozambique CGU driven by the lower than planned production volumes during the year. The Company carried out an impairment test based on FVLCD model and concluded that there were no changes in the impairment recognized in 2015.

In 2016, the mining plans for the coal assets in Australia were revised and an impairment loss of US$27 was recognized in the income statement.

Nickel (Onça Puma) - In September 2017, the Federal Court granted an injunction suspending the nickel mining operations at Onça Puma (base metals segment). The Company has appealed this decision to seek a suspension of this injunction, but it is not possible to anticipate when Onça Puma activities will resume. On the assumption that the Company will be able to operate this asset in the future, the Company carried out an impairment test based on FVLCD model assuming different returning of operations scenarios and concluded that no impairment loss should be booked.

Nickel (Others) - In addition, the Company did not identify any changes in the circumstances or indicators during 2018 that would require reassessment of the carrying amount of the other Nickel CGUs. Of the total goodwill (note 18), US$1,812 is allocated to the group of nickel CGUs. The impairment analysis based on FVLCD model demonstrates that there was no impairment loss in relation to the individual CGUs or goodwill.

In 2017, an underground mine in Sudbury (Stobie) was affected by seismic activities and the cost to repair the asset is deemed not recoverable in the current market conditions. Therefore, the Company has placed this asset on “care and maintenance” and an impairment of US$133 was recognized in the income statement.

In 2016, the decrease in long term nickel price projections, that significantly reduced the recoverable amounts of the VNL and VNC CGUs, associated with significant capital investments in new processing facilities in recent years, resulted in impairment losses of US$631 and US$284, respectively.

Other assets – The Company has undertaken a review on the business plan of its biological assets leading to a reduction in the expected operational capacity of these assets. The Company carried out an impairment test based on FVLCD model and an impairment loss of US$184 was recognized in the income statement.

b)   Onerous contract

In 2018, the Company recognized a provision of US$393 (2016: US$257) for the costs in respect of certain long-term contracts in the Midwest system for fluvial transportation and port structure, with minimum guaranteed volume.

Accounting policy

Impairment of non‑financial assets - Non‑financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. VIU model is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the VIU calculation is likely to give a different result to a FVLCD calculation.

Assets that have an indefinite useful life and are not subject to amortization, such as goodwill, are tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU). Goodwill is allocated to Cash Generating Units or Cash Generating Units groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non‑current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Onerous Contracts - For certain long-term contracts, a provision is recognized when the present value of the unavoidable cost to meet the Company’s obligation exceeds the economic benefits that could be received from those contracts.

Critical accounting estimates and judgments

The Company determines its cash flows based on the budgets approved by management, which require the use of the following assumptions: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects as supported by past performance; (iii) sale prices consistent with projections available in reports published by industry considering the market price when appropriate; (iv) the useful life of each cash-generating unit (ratio between production and mineral reserves); and (v) discount rates that reflect specific risks relating to the relevant assets in each cash-generating unit. These assumptions are subject to risk and uncertainty. Hence, there is a possibility that changes in circumstances will change these projections, which may affect the recoverable amount of the assets.